Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Disclosure Of Voluntary Change In Accounting Policy [Abstract]
Summary of Significant Accounting Policies
4.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
4.1.	Use of estimates and judgments

In preparing these consolidated financial statements, management makes judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, incomes and expenses. Actual amounts may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

The estimates and underlying assumptions mainly relate to research tax credits (see Note 4.19.2, "Research tax credit", employee benefits (see Note 4.18, "Employee benefits"), share-based payments (see Note 20, "Share-based compensation"), accruals related to clinical trials (see Note 19, "Operating expenses") and convertible loans (see Note 12, "Loans and Borrowings").

4.2.	Consolidation

The Group controls an entity when it is exposed to variable returns from its involvement with the entity, and it has the ability to affect those returns through its power over the entity.

The Group controls all the entities included in the scope of consolidation.

4.3.	Foreign currency
4.3.1.	Foreign currency transactions

Transactions in foreign currencies are translated into the respective functional currencies of the entities of the Group at the exchange rates applicable at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the reporting date.

The resulting exchange gains or losses are recognized in the statements of operations.

4.3.2.	Translation of foreign subsidiary financial statements

The assets and liabilities of foreign operations having a functional currency different from the euro are translated into euros at the closing exchange rate. The income and expenses of foreign operations are translated into euros at the exchange rates effective at the transaction dates or using the average exchange rate for the reporting period, unless this method cannot be applied due to significant exchange rate fluctuations.

Gains and losses arising from foreign operations are recognized in the statement of other comprehensive loss. When a foreign operation is partly or fully divested, the associated share of gains and losses recognized in the currency translation reserve is transferred to the statements of operations.

The Group’s presentation currency is the euro, which is also the functional currency of GENFIT S.A. The functional currency of GENFIT CORP is the U.S. dollar.  The applicable exchange rates used to translate the financial statements of this entity for each of the periods are as follows:

	Year ended	Year ended	Year ended
Ratio : 1 US dollars (USD) = x euros (EUR)	2017/12/31	2018/12/31	2019/12/31
Exchange rate at period end	0.83382	0.87336	0.89015
Average exchange rate for the period	0.88704	0.84758	0.89341

4.4	Revenues from ongoing activities under client agreements

The Group signed an agreement with Terns Pharmaceuticals on June 24, 2019.  The Group’s accounting policies associated with revenue are as follows:

4.4.1.	IFRS 15

Under IFRS 15, revenue is recognized when the Company fulfills a performance obligation by providing separate goods or services to a customer, i.e., when the customer obtains control of those goods or services. An asset is transferred when the customer obtains control of that asset or service.

Under this standard, each contract must be analyzed, on a case-by-case basis, in order to verify whether it contains performance obligations towards third parties, and, if applicable, to identify their nature in order to determine the appropriate accounting of amounts that the Company has received or is entitled to receive from third parties, for example:

•	The transfer of control over the intellectual property, via a license granted by the Company, as it exists at the time of the sale, the date of which will determine that of the revenue recognition;
•	If the license is considered as a right of access to the intellectual property of the Company over the life of the license, the revenue would be recognized over this lifetime;
•	The supply of products whose revenues would be recognized at the time of transfer of control of the delivered products,
•	Potential revenue from milestones, or from royalties or royalties based on sales, would not be recognized until the achievement of the milestone or completion of the sale.

4.4.2	Application to the Terns Pharmaceuticals license agreement

The Company identified three performance obligations under the license agreement with Terns:

•	An exclusive license, with the right to sub-license, to develop, manufacture, distribute and promote elafibranor in NASH and PBC in Greater China;
•	A transfer to Terns Pharmaceuticals of the Company’s Licensed Know-How and data regarding elafibranor and related support until the Marketing Authorization Application by Terns Pharmaceuticals; and
•

Supply by the Company to Terns Pharmaceuticals of drug product to carry out its clinical trials in Greater China. The supply of drug product following the market authorization would be subject to a separate agreement if applicable.

Under the terms of the licensing agreement, the Company has received or could potentially receive:

•

A $35 million non-refundable Upfront Payment payable within 10 business days from June 24, 2019 upon the transfer of the existing Company’s Licensed Know-How. This Upfront Payment was received on July 3, 2019;

•	Development Milestone Payments upon the achievement of the development milestones for the licensed product;
•	Commercial Milestone Payments upon the achievement of commercial milestones depending on reaching certain aggregate thresholds;
•	Mid-teen percentage Royalties based on sales by Terns Pharmaceuticals in Greater China; and
•	Compensation for the supply of drug product for the clinical trials on a cost-plus basis.

The potential Development and Commercial Milestone payments may represent up to $193 million.

Under IFRS 15, the allocation and recognition of revenue was determined as follows based on the fair value of each of the performance obligations:

•

The $35 million upfront payment was allocated to the license and the transfer of the existing know-how and related support to Terns Pharmaceuticals based on an estimate of the latter measured as the maximum estimated value  to be incurred by the Company’s employees and management for the support given to Terns Pharmaceuticals. On this basis, $34.9 million was recognized as revenue in 2019 and $0.1 million was deferred to future periods.

•

Development and Commercial Milestones Payments whose payment depends on the achievement of certain scientific, regulatory or commercial objectives, as provided in the contract, are variable compensation that will be recognized as revenue when the milestones are met.  No amounts were recognized in 2019.

•

Royalties on commercial sales by Terns Pharmaceuticals will be recognized as revenue pursuant to information given to the Company by Terns Pharmaceuticals, under the terms and timeframes set out in the agreement.  No amounts were recognized in 2019.

•	Revenue on Supply for drug product will be recognized based on the delivery of drug product to Terns Pharmaceuticals. No amounts were recognized in 2019.

As part of this agreement, Genfit and Terns Pharmaceuticals will also undertake joint research and development projects in liver disease, including the development of elafibranor in combination with Terns Pharmaceuticals’ proprietary compounds. This collaboration agreement is only potential at the date of signing the license agreement and does not yet constitute a reciprocal commitment at December 31, 2019. It therefore has no accounting impact at this time.

This contract contains several delivery obligations.  As a result, the Company has ensured, as required by IFRS 15, that the revenue allocation of the transaction corresponds to the fair value of each obligation.

4.5.	Intangible assets

Intangible assets mainly consist of software and operating licenses acquired by the Group. They are recognized at cost less accumulated amortization and impairment. Amortization expense is recorded on a straight-line basis over the estimated useful lives of the intangible assets. The estimated useful lives of both software and license agreements are between 1 and 8 years.

4.6.	Property, plant and equipment

Property, plant and equipment are initially recognized at cost. Cost includes expenditures that are directly attributable to the acquisition of the asset. Routine maintenance costs are expensed as incurred.

Subsequently, depreciation expense is recognized on a straight-line basis over the estimated useful lives of the assets. If components of property, plant and equipment have different useful lives, they are accounted for separately. Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted, if appropriate.

Estimated useful lives are as follows:

Building on non-freehold land	10 years
Fittings and fixtures	Between 9 and 25 years
Scientific equipment	Between 2 and 12 years
Computer equipment	Between 2 and 5 years
Furniture	Between 4 and 10 years
Vehicles	Between 4 and 6 years

Any gain or loss on disposal of an item of property, plant and equipment is determined by comparing the proceeds from disposal with the carrying amount of the item. The net amount is recognized in the consolidated statements of operations under the line item "Other operating income (expenses)."

4.7.	Leases
4.7.1	IFRS 16 and IAS 17

The Group has applied IFRS 16 in accordance with the modified retrospective method, under which the cumulative effect of the adoption of IFRS 16 is recorded as an adjustment to the balance of accumulated deficit as at January 1, 2019. As a result, comparative information presented for 2018 has not been restated and is therefore presented, as before, in accordance with the principles of IAS 17 and its interpretations. The resulting changes in accounting policies are explained in detail below.

Significant accounting policies of IAS 17

Finance leases

When substantially all of the risks and rewards of ownership are transferred from the lessor to the lessee, the leases are classified as finance leases, resulting in the initial recognition of an asset equal to the fair value of the relevant property or the present value of the minimum future payments due under the contract, whichever is lower. They are subsequently amortized or depreciated, as the case may be. The resulting financial liabilities are recorded in current and non current “other loans and borrowings”.

Operating leases

A lease agreement is qualified as an operating lease when substantially all of the risks and rewards of ownership are not transferred to the lessee.  Payments under operating leases are recognized as an expense on a straight-line basis over the term of the lease. Benefits received from the lessor such as rent suspensions or variable payments are allocated on a straight-line basis over the term of the lease.

Significant accounting policies under IFRS 16

IFRS 16 introduces for the lessee a single model of accounting on the balance sheet for leases. The lessee recognizes a "right of use" asset which represents its right to use the underlying asset, and a lease liability for its obligation to pay the rent.

The Group recognizes a "right of use" asset and a lease liability at the start of the lease term. The "right of use" asset is initially measured at cost and then at cost less any amortization and accumulated impairment losses. The amount can be adjusted based on certain revaluations of the lease liability.

The lease liability is initially measured at the discounted value of the rents owed and not yet paid at the start date of the contract. The discount rate used is the implicit interest rate of the contract or, if it cannot be easily determined, the Company’s incremental borrowing rate. The Group generally uses the latter as the discount rate.

The lease liability is then adjusted by the interest expense minus the amounts of rent paid. It is revalued in the event of a change in future rents following a change in the index or rate, a new estimate of the amount to be paid under a residual value guarantee or, where applicable, a revaluation of the exercise of an option to purchase or to extend, or the non-exercise of an option to terminate (which then becomes reasonably certain).

The Group has exercised its judgment in determining the term of the lease agreements that provide for extension options. The fact that the Group has determined that it is reasonably certain to exercise such options has an impact on the lease term used and has a significant impact on the amount of lease debt and the "right of use" asset in the accounts.

4.7.2	Application of the new IFRS 16 standard

IFRS 16 “Leases”, adopted by the European Union on October 31, 2017, is mandatorily applicable for the reporting periods starting on or after January 1, 2019.  It replaces IAS 17 “Leases” and its interpretations.

This new standard removes the concepts of finance lease and operating lease for the lessee and requires all leases to be recognized on the lessee's balance sheet in the form of a "right of use" asset with the corresponding entry for a financial debt.  The Group's leases, formerly classified as operating leases in accordance with IAS 17, concern real estate assets, including the Group's corporate headquarters.

Contracts formerly classified as finance leases include, in particular, scientific equipment.

As part of the transition, the Group adopted the "modified retrospective" method and chose to apply some of the practical expedients offered by IFRS 16, namely:

•	The exclusion of contracts of less than 12 months duration;
•	Exclusion of low value contracts;
•	Carryforward of contracts previously accounted for as finance lease contracts under IAS 17 "Leases".

The new standard is implemented as follows:

•

The lease term for a contract corresponds to its non-cancellable period, extended, as the case may be, based on the Group's assessment of the reasonably certain nature of the exercise of contractual renewal or cancellation options;

•

The discount rate applied is the incremental borrowing rate corresponding to the duration of the contract, in the absence of an implicit rate in the contract. To determine the incremental borrowing rate, the Group determined the remaining term of the contracts as from January 1, 2019. The weighted average incremental borrowing rate at January 1, 2019 was 1.26%. Duration is the average life of financial flows weighted by their discounted value.

"Right of use" assets and lease liabilities were recognized in the Group's balance sheet as at January 1, 2019 for € 9,227 and € 8,947, respectively.

In accordance with IFRS 16, the Group has chosen to present the “right of use” assets in the same line item as property, plant and equipment as the assets of the same type.

As of December 31, 2018, the differences between the commitments related to operating leases presented in application of IAS 17 and the lease liability estimated in accordance with IFRS 16 can be explained as follows:

In € thousands	12/31/2018
Operating lease commitments as a lessee, as of 12/31/2018 as published	4,791
Differences related to extension options for which the exercise is reasonably certain	5,264
Differences in the amounts retained for the calculation of commitments and lease liability	(396)
Expenses not included in the lease liability but included in the commitments	(190)
Undiscounted lease liability estimated under IFRS 16 at 1/1/2019	9,469
Impact of discount	(522)
Lease liability estimated under IFRS 16 at 1/1/2019	8,947

The impact of the duration is entirely attributable to the Group's headquarters, where an agreement to extend the building led to a revision of the commitment period for Genfit and the lessor under this lease.

The lease expense that would have been recognized in 2019 if IAS 17 had applied would have amounted to € 1,480. Under IFRS 16, expenses recognized in 2019 amounted to € 1,241 in depreciation for right of use assets and € 128 in interest expense.

4.8.	Impairment of tangible assets, intangible assets and goodwill

If indicators of impairment are identified, amortizable intangible assets and depreciable tangible assets are subject to an impairment test under the provisions of IAS 36, Impairment of Assets .

The Company does not have any goodwill.

4.9.Financial instruments

IFRS 9 “Financial Instruments” replaces IAS39 “ Financial Instruments: Recognition and Measurement” starting from the 2018 financial year and takes into account three aspects of booking financial instruments:

•	Classification and measurement;
•	Impairment;
•	Hedge accounting.

As was the case in the previous periods, application of IFRS 9 does not have an impact on the Group’s financial statements.

Loans and borrowings are initially measured at fair value and subsequently recorded at amortized cost.

4.10.	Inventories

The Company recognizes inventories of laboratory consumables in connection with its former co-research agreements.

These inventories are measured at the lower of cost and net realizable value. Cost is determined using the weighted average cost method.

4.11.	Trade and other receivables

Trade and other receivables are recognized at fair value, which is the nominal value of invoices unless payment terms require a material adjustment for the time value discounting effect at market interest rates. Trade receivables are subsequently measured at amortized cost. A valuation allowance for trade receivables is recognized if their recoverable amount is less than their carrying amount.

Receivables are classified as current assets, except for those with a maturity exceeding 12 months after the reporting date.

4.12.	Other financial assets

Loans and receivables are financial assets with fixed or determinable payments that are not listed on an active market and are valued using the amortized cost method.

A gain or loss arising from a change in the fair value of an available-for-sale financial asset is recognized in other comprehensive income (loss) except for impairment losses and foreign exchange gains and losses, until the financial asset is derecognized. At that time the cumulative gain or loss previously recognized in other comprehensive income (loss) is reclassified from equity to profit or loss as a reclassification adjustment.

4.13.	Cash and cash equivalents

Cash and cash equivalents comprise cash on hand, bank accounts and term deposits, together with short-term deposits and highly liquid investments. They are readily convertible to a known amount of cash and thus present a negligible risk of a change in value. They also include Undertakings for Collective Investments in Transferable Securities (UCITs) whose characteristics allow them to be classified as cash and cash equivalents.

Initially recognized at their purchase cost at the transaction date, investments are subsequently measured at fair value. Changes in fair value are recognized in net financial income (expenses).

4.14.	Equity

Share capital comprises ordinary shares and ordinary shares with double voting rights classified in equity. Costs directly attributable to the issue of ordinary shares or share options are recognized as a reduction in the share premium.

The liquidity agreement consists of a share buyback program contracted to an investment service provider. Purchases and sales of the Company's shares carried out under the contract are recognized directly in shareholders’ equity under treasury shares. See note 10 “Other financial income”.

4.15.	Loans and borrowings

Financial liabilities are initially recognized at fair value, net of directly attributable transaction costs, and are subsequently measured at amortized cost using the effective interest rate method.

The Group derecognizes financial liabilities when the contractual obligations are discharged, cancelled or expire.

The bonds convertible or exchangeable into new or existing shares (OCEANE—see Section 12.1, "Breakdown of convertible loan") are recognized as follows: in accordance with IAS 32, Financial Instruments—Presentation , if a financial instrument has different components the characteristics of which are that some could be classified as liabilities and others as equity, the issuer must recognize the different components separately.

The liability component is measured, at the date of issuance, at its fair value on the basis of future contractual cash flows discounted at market rates (taking into consideration the issuer's credit risk) of a debt having similar characteristics but without having the conversion option.

The value of the conversion option is measured by the difference between the bond's issue price and the fair value of the liability component. After deduction of the pro rata portion of expenses related to the transaction, this amount is recognized in the line item "Share premium" under shareholders' equity and is subject to a calculation of deferred tax according to IAS 12.28.

The liability component (after deduction of the portion of the expenses related to the transaction pro rata portion to the respective parts attributed to liability and the conversion option) is measured at amortized cost. A non-monetary interest expense, recorded in net loss is calculated using an effective interest rate to progressively bring the debt component up to the amount which will be repaid (or converted) at maturity. A deferred tax liability is calculated on the basis of this amount. The shareholders' equity component is not remeasured.

4.16.	Trade and other payables

Trade and other payables are initially recognized at the fair value of the amount due. This value is usually the nominal value, due to the relatively short period of time between the recognition of the instrument and its repayment.

4.17.	Provisions

Provisions are recognized when the Group has a present obligation (legal, regulatory, contractual or constructive) as a result of a past event, for which it is probable that an outflow of resources will be required to settle the obligation, and of which the amount can be estimated reliably.

The amount recognized as a provision is the best estimate at the reporting date of the expenditure required to settle the present obligation.

Provisions are discounted when the time value effect is material.

4.18.	Employee benefits

The Group's pension schemes and other post-employment benefits consist of defined benefit plans and defined contribution plans.

4.18.1.	Defined benefit plans

Defined benefit plans relate to French retirement benefit plans under which the Group is committed to guaranteeing a specific amount or level of contractually defined benefits. The obligation arising from these plans is measured on an actuarial basis using the projected unit credit method. The method consists of measuring the obligation based on a projected end-of-career salary and vested rights at the measurement date, according to the provisions of the collective bargaining agreement, corporate agreements and applicable law.

Actuarial assumptions are used to determine the benefit obligations. The amount of future payments is determined on the basis of demographic and financial assumptions such as mortality, staff turnover, pay increases and age at retirement, and then discounted to their present value. The discount rate used is the yield at the reporting date on AA credit-rated bonds with maturity dates that approximate the expected payments for the Group's obligations.

Re-measurements of the net defined benefit liability which comprise actuarial gains and losses are recognized in the statements of other comprehensive loss.

The Group determines the net interest expense on the net defined benefit liability for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net defined benefit liability, taking into account any changes in the net defined benefit liability during the period as a result of contributions and benefit payments.

4.18.2.	Defined contribution plans

Under defined contribution plans, the management of plans is performed by an external organization, to which the Group pays regular contributions. Payments made by the Group in respect of these plans are recognized as an expense for the period in the statements of operations.

4.18.3.	Short-term employee benefits

A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay the amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

4.19.	Other income
4.19.1.	Government grants

The Group received until 2016 various forms of government grants. This government aid is provided for and managed by French state-owned entities, and specifically "BPI France" (" Banque Publique d'Investissement "), formerly named "OSEO Innovation".

Subsidies received are non-refundable. Conditional advances received are interest-free or are subject to low interest rates depending on contractual provisions.

Grants related to assets

Grants related to assets are intended to finance the purchase of long-term assets. They are presented in the statements of financial position as deferred income and recognized in the line item "Other income" in the statements of operations on a systematic basis over the useful life of the related asset.

Grants related to income

Grants related to income are intended to finance research programs.

They are presented in the statements of financial position as deferred income and recognized in the line item "Other income" in the statements of operations as and when costs related to the research programs are incurred.

Conditional advances related to research programs

Conditional advances that are interest-free or subject to low interest rates are intended to finance research program’s needs.

In accordance with IAS 20, Accounting for Government Grants and Disclosure of Government Assistance , the advantage resulting from interest-free or low interest rates as compared to a market interest rate is considered and accounted for as a government grant. A financial liability is recognized for proceeds received from the advance less the grant, and interest expense is subsequently recorded under the effective interest rate method using a market interest rate.

The grant portion of conditional advances is treated as a grant related to income.

For advances granted by BPI France, repayment is required in the event of commercial success. In addition, if the Group decides to stop the research program, the conditional advance may be required to be repaid. If a program is unsuccessful, a pre-determined amount may be repayable. If a program is unsuccessful, a predetermined amount may be repayable The remaining amount, if any, is then considered as a grant and written off in the line item "Other income" in the statements of operations.

4.19.2.	Research tax credit

The Research Tax Credit (" Crédit d'Impôt Recherche ", or "CIR") is granted to entities by the French tax authorities in order to encourage them to conduct technical and scientific research. Entities that demonstrate that their research expenditures meet the required CIR criteria receive a tax credit that may be used for the payment of their income tax due for the fiscal year in which the expenditures were incurred, as well as in the next three years. If taxes due are not sufficient to cover the full amount of tax credit at the end of the three-year period, the difference is paid in cash to the entity by the tax authorities. If a company meets certain criteria in terms of sales, headcount or assets to be considered a small/mid-size company, immediate payment of the Research Tax Credit can be requested. The Group meets such criteria.

The Group applies for CIR for research expenditures incurred in each fiscal year and recognizes the amount claimed in the line item "Other income" in the statements of operations in the same fiscal year. In the notes to the financial statements, the amount claimed is recognized under the heading "Research tax credit" (see Note 9, "Trade and other receivables" and Note 18, "Revenue and other income"). The CIR for fiscal years 2010, 2011, 2012 and 2014 was under audit by the tax authorities and a provision was made in the accounts. (see Note 24, "Litigation and contingent liabilities").

4.20.	Research and development expenses

Research expenses are recorded in the financial statements as expenses (see Note 19, "Operating expense").

In accordance with IAS 38, Intangible Assets , development expenses are recognized as intangible assets only if all the following criteria are met:

•	Technical feasibility necessary for the completion of the development project;
•	Intention on the Group's part to complete the project and to utilize it;
•	Capacity to utilize the intangible asset;
•	Proof of the probability of future economic benefits associated with the asset;
•	Availability of the technical, financial, and other resources for completing the project; and
•	Reliable evaluation of the expenses attributed to the intangible asset during its development.

4.21.	Classification of operating expenses

Research and development expenses include:

•	employee-related costs;
•	costs related to external employees seconded to the Company (such as clinical development, biometrics and IT…);
•	lab supplies and facility costs;
•	donations to The NASH Epidemiology Institute endowment fund, in particular to fund the creation of patient registry;
•	fees paid to scientific advisers and contracted research and development activities conducted by third parties;
•	intellectual property fees corresponding to the filing of the Group's patents and,
•	provision in relation to the Research Tax Credit dispute (see note 24 to our financial consolidated statements )

Contracted research and development activities conducted by third parties include services subcontracted to research partners for technical and/or regulatory reasons. In particular, this includes the production of active ingredients and therapeutic units, all or a part of clinical trials and pre-clinical trials that are necessary to the development of GENFIT's drug candidates and biomarker candidates.

General and administrative expenses include:

•	employee-related costs for executive, business development, intellectual property, finance, legal and human resources and communications functions;
•	facility-related costs;
•	marketing, legal, audit and accounting fees;
•	press relations and communications firm fees;
•	the cost of external employees seconded to the Company (such as security, reception, and accounting..);
•	other service costs (recruitment, etc.);
•	grants to the endowment fund, The NASH Epidemiology InstituteTM, earmarked in particular to finance the International NASH Day; and
•	intellectual property fees corresponding to the maintenance of the Group's patents.

Marketing and market access expenses include:

•	employee-related costs for marketing and business development, functions;
•	facility-related costs;
•	marketing, and market access firm fees;
•	the cost of external employees seconded to the Company (market access..) and
•	other service costs (recruitment, etc);

4.22.	Share-based compensation

The fair value of equity-settled share-based compensation granted to employees, officers, board members and consultants as determined on the grant date is recognized as a compensation expense with a corresponding increase in equity, over the vesting period. The amount recognized as an expense is adjusted to reflect the actual number of awards for which the related service and non-market performance conditions are expected to be met.

The fair values of equity-settled share-based compensation granted to employees are measured using the Black-Scholes model with respect to the share warrants (BSA) and redeemable share warrants (BSAAR) and using the Monte Carlo model for the stock options (SO) and free shares (AGA). Measurement inputs include share price on the measurement date, the exercise price of the instrument, expected volatility, expected maturity of the instruments, expected dividends, and the risk-free interest rate (based on government bonds). With respect to the redeemable share warrants, service and non-market performance conditions attached to the transactions are not taken into consideration in determining fair value but are taken into consideration related to recognition of expense. Regarding the stock options and free shares, market conditions are taken into account in the determination of the fair value of the plans award. For share-based compensation awards with non-vesting conditions, the grant date fair value of the share-based compensation is measured to reflect such conditions and there is no adjustment for differences between expected and actual outcomes.

GENFIT may also grant equity-settled share-based compensation in exchange for services to consultants who are not considered employees. In such cases, the value of the services is measured when they are rendered by the consultants and the share-based compensation exchanged for the services is measured at an equal amount. If the value of the services cannot be measured reliably, then such value is measured with reference to the fair value of the equity instruments granted.

Share-based compensation granted to consultants consists of share warrants, some of which may be redeemed at GENFIT's discretion.

Share-based compensation granted to employees consists of redeemable share warrants, stock options and free shares.

4.23.	Income tax

Income tax expense (or benefit) comprises current tax expense (or benefit) and deferred tax expense (or benefit), as applicable.

Deferred taxes are recognized for all the temporary differences arising from the difference between the tax basis and the accounting basis of assets and liabilities.

Deferred tax assets are recognized for unused tax losses, unused tax credits and temporary deductible differences to the extent that:

•	it is probable that future taxable profit will be available against which they can be used; or
•	if there are deferred tax liabilities for the same entity in the same tax jurisdiction on which they can be applied.
4.24.	Earnings (loss) per share

Basic earnings (loss) per share are calculated by dividing profit or loss attributable to the Company's ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings (loss) per share are calculated by adjusting profit attributable to ordinary shareholders and the average number of ordinary shares outstanding weighted for the effects of all potentially dilutive instruments (share warrants, redeemable share warrants, free shares, stock options and bonds convertible into new and/or existing shares).

4.25.	Operating segments

The Board of Directors and Chief Executive Officer are the chief operating decision makers.

The Board of Directors and the Chief Executive Officer oversee the operations and manage the business as one segment with a single activity; namely, the research and development of innovative medicines, the marketing of which depends on the success of the clinical development phase.